Derivative financial instruments - Reconciliation of movement of reserves (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of hedging reserve
Reserve of cash flow hedges, beginning of period	£ 1,181	£ 388
Currency translation movements	(6)	50
Hedging (losses)/gains for the year	(2,206)	1,316
Amounts reclassified in relation to cash flows affecting profit or loss	327	282	£ 141
Tax	740	(291)	(171)
Reserve of cash flow hedges, end of period	(618)	1,181	388
Reconciliation of currency translation reserve [Roll Forward]
Currency translation reserve, beginning of period	2,736	3,383
Currency translation movements	(92)	(745)
Hedging (losses)/gains for the year	(91)	94
Amounts reclassified in relation to cash flows affecting profit or loss	(28)	(4)
Tax	0	0
Currency translation reserve, end of period	£ 2,581	£ 2,736	£ 3,383